EMPLOYEE AND DIRECTOR BENEFITS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option Grants	$ 49	$ 136
Restricted Stock Grants	11	11
Stock compensation expense	$ 60	$ 147